Short-Term Borrowings and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings and Long-Term Debt
Short-Term Borrowings and Long-Term Debt

Note 10 - Short-Term Borrowings and Long-Term Debt

Long-term debt consists of the following:

		December 31,
		2011		2010
		Weight Average Rate	Amount	Weight Average Rate	Amount
	Maturing by December 31,

Federal Home Loan Bank Advances:

	2016	4.28%	$57,000,000	4.28%	$ 55,000,000

	2017	4.37%	56,500,000	4.39%	55,000,000

	2018	2.51%	10,500,000	-%	-

		4.17%	124,000,000	4.33%	110,000,00
Fair Value Adjustments: (1)			1,406,986
			$125,406,986		$110,000,000

Beginning September 7, 2010, the Federal Home Loan Bank of New York ("FHLBNY") replaced the existing Overnight Repricing Advance Program and its associated companion products, the Overnight Line of Credit ("OLOC"), OLOC Plus, OLOC Companion, and OLOC Companion Plus with the new Overnight Advance. The new Overnight advance permits the Bank to borrow overnight up to its maximum borrowing capacity at the FHLBNY. The Bank is no longer restricted to the previous borrowing limits of 10% (OLOC) or up to 20% (OLOC Plus) of total assets. At December 31, 2011, the Bank's total credit exposure cannot exceed 50% of its total assets, or $608,454,000, based on the borrowing limitations outlined in the Federal Home Loan Bank of New York's member products guide. The total credit exposure limit of 50% of total assets is recalculated each quarter.

		2011		2010
		Coupon Rate	Amount	Coupon Rate	Amount
	Maturing by December 31,

Trust preferred junior subordinated debenture:	2034	3.21%	$4,124,000	2.95%	$4,124,000

The Trust Preferred floating rate junior subordinated debenture matures on June 17, 2034; interest rate adjusts quarterly to LIBOR plus 2.65%, the rate paid as of December 31, 2011 was 3.21%.

(1) Fair value adjustments represents the difference between the fair market value of the FHLB advances acquired from Allegiance Community Bank acquisition based on pricing from the Federal Home Loan Bank of New York at date of acquisition. This adjustment is being amortized over the life of the acquired advances.

The trust preferred debenture became callable, at the Company's option, on June 17, 2009, and quarterly thereafter.

Additional information regarding short-term borrowings is as follows:

	December 31,
	2011	2010	2009
	(In Thousands)

Average balance outstanding during the year	$—	$—	$38
Highest month-end balance during the year	$—	$—	$—
Average interest rate during the year	$—	$—	0.51%
Weighted average interest rate at year-end	$—	$—	$—

At December 31, 2011 and 2010 cash and securities held to maturity with carrying values of approximately $139.2 million and $145.2 million, respectively, were pledged to secure the above noted Federal Home Loan Bank of New York borrowings. In addition, there was a blanket pledge on the residential mortgage portfolio at December 31, 2011.